July 9, 2021

FOLEY & LARDNER LLP

ATTORNEYS AT LAW

777 EAST WISCONSIN AVENUE

MILWAUKEE, WISCONSIN 53202-5306

414.271.2400 TEL

414.297.4900 FAX

www.foley.com

WRITER’S DIRECT LINE

414.297.5596

pfetzer@foley.com Email

CLIENT/MATTER NUMBER

035194-0102

VIA EDGAR

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Parnassus Funds and Parnassus Income Funds – Preliminary Proxy Materials

Ladies and Gentlemen:

On behalf of Parnassus Funds and Parnassus Income Funds, each a Massachusetts business trust and an open-end management investment company registered under the Investment Company Act of 1940 (the “Trusts”), we are transmitting for filing pursuant to Rule 14a-6 of the Securities Exchange Act of 1934, the Trusts’ preliminary notices of special meetings, proxy statement and form of proxy cards (under the cover page required by Rule 14a-6(m) and Schedule 14A) for use in conjunction with the special meetings of shareholders of the series of Parnassus Funds and the series of Parnassus Income Funds. The special meetings have all been set for August 30, 2021.

To the Trusts’ knowledge, the only substantive matters to be considered at the special meetings of shareholders are (1) a proposal to approve new investment advisory agreements for the series of the Trusts; and (2) a proposal to elect seven Trustees.

If you have any questions or comments regarding this filing, please call Peter D. Fetzer at (414) 297-5596.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

Attachments

cc:	John V. Skidmore II

AUSTIN BOSTON CHICAGO DALLAS DENVER	DETROIT HOUSTON JACKSONVILLE LOS ANGELES MADISON	MEXICO CITY MIAMI MILWAUKEE NEW YORK ORLANDO	SACRAMENTO SAN DIEGO SAN FRANCISCO SILICON VALLEY TALLAHASSEE	TAMPA WASHINGTON, D.C. BRUSSELS TOKYO